RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

(a) The Company had the following balances due to related parties:

	Relationship	Dec 31, 2022	Dec 31, 2021
Junze Zhang	Shareholder and director of the Company	698,624	667,787

Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,356	6,750
Total		$704,980	$674,537

	For the years ended December 31,
	2022	2021
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	-
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	-
Qing Zuo	-	8,850
Junze Zhang	-	-
Mengling Zhang	-	-
Zihua Wu	-	-
	$-	$8,850

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$-
Qing Zuo	151	15,499
Junze Zhang	43,317	276,375
Mengling Zhang	-	-
Zihua Wu	-	-
	$43,488	$291,874